[redacted]

13002611

~~Nasdaq~~
CERT NAS
File # 1-35988

NASDAQ
THE NASDAQ OMX GROUP

Received SEC
JUL 19 2013
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

July 19, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 18, 2013 The Nasdaq Stock Market (the "Exchange") received from xG Technology, Inc. (the "Registrant") a copy of the Registrant's amended application on Form 8-A 12(b)/A for the registration of the following securities:

Common Stock, $0.00001 par value per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery